UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 22061

BlackRock Funds II

(Exact name of Registrant as specified in charter)

100 Bellevue Parkway Wilmington, DE 19809 (Address of principal executive offices) (Zip code)

Brian Kindelan, Esq. BlackRock Advisors, LLC 100 Bellevue Parkway Wilmington, Delaware 19809

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: October 31, 2007

Date of reporting period: April 30, 2007

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report to shareholders is as follows:

ALTERNATIVES    BLACKROCK SOLUTIONS    EQUITIES    FIXED INCOME    LIQUIDITY    REAL ESTATE

BlackRock

Lifecycle Prepared Portfolios

SEMI-ANNUAL REPORT    |    APRIL 30, 2007 (UNAUDITED)

Prepared Portfolio 2010

Prepared Portfolio 2015

Prepared Portfolio 2020

Prepared Portfolio 2025

Prepared Portfolio 2030

Prepared Portfolio 2035

Prepared Portfolio 2040

Prepared Portfolio 2045

Prepared Portfolio 2050

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

BLACKROCK FUNDS

BLACKROCK PRIVACY PRINCIPLES

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK FUNDS

April 30, 2007

Dear Shareholder:

In its first four months, 2007 could already be termed an eventful year for investors. For most financial markets, 2007 opened just as 2006 ended — on a positive trajectory. Then, at the end of February and into March, global equity markets registered their first significant decline since last summer. The market jitters were triggered by a significant setback in the Chinese market and were exacerbated by worries of a weakening economy, escalating geopolitical concerns and rising delinquencies in the subprime mortgage market. Still, underlying stock market fundamentals appeared quite sound, supported by a generally favorable global economic backdrop, tame inflation, slowing but still positive earnings growth, relatively low interest rates and attractive valuations. These conditions prevailed later, and the Dow Jones Industrial Average crossed the 13,000 mark for the first time in its history in late April.

Not unlike the equity market, the bond market also experienced volatility as observers attempted to interpret mixed economic signals. A bond market rally (falling yields and rising prices) late last year reversed itself early in 2007 amid some transitory signs of economic strength. Overall, yields have fluctuated month to month but ended April little changed from the beginning of the year. However, compared to one year ago, yields on 30-year Treasury bonds fell 36 basis points (0.36%) and 10-year yields fell 44 basis points (0.44%), while prices correspondingly rose.

For its part, the Federal Reserve Board (Fed) left the target short-term interest rate on hold at 5.25% since first pausing in its rate-hiking campaign on August 8, 2006. The central bankers continue to express concern about potential inflationary pressures, but also acknowledge signs of economic weakness. Given this relatively “balanced” assessment, most observers believe the Fed will keep interest rates on hold for now.

Against this backdrop, most major market indexes posted positive returns for the semi-annual reporting period ended April 30, 2007:

Total returns as of April 30, 2007

SIX-MONTH PERIOD
U.S. equities (Standard & Poor’s 500 Index)	+8.60%
Small cap U.S. equities (Russell 2000 Index)	+6.86%
International equities (MSCI Europe, Australasia, Far East Index)	+15.46%
Fixed income (Lehman Brothers Aggregate Bond Index)	+2.64%
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)	+1.59%
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index)	+6.96%

If the first four months are any guide, 2007 could be a year of enhanced market volatility. As you navigate the uncertainties, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more insight, we invite you to view “What’s Ahead in 2007: An Investment Perspective” and “Are You Prepared for Volatility?: Investment Strategies to Cope With Turbulent Markets” at www.blackrock.com/funds.

We thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

Frank Porcelli

Managing Director and Head of BlackRock Private Client Group

THIS PAGE NOT PART OF YOUR FUND REPORT

PREPARED PORTFOLIO 2010

FUND PROFILE

Portfolio Allocation (% of net assets)
U.S. Bond Funds	41.0%
U.S. Stock Funds	33.1
International Stock Funds	21.9
International Bond Funds	4.0

Total	100.0%

Portfolio Holdings (% of net assets)
BlackRock Total Return Portfolio	37.0%
BlackRock Global Dynamic Equity Fund	11.0
Master Large Cap Core Portfolio	11.0
Master Basic Value Trust	8.3
BlackRock Capital Appreciation Portfolio	8.3
BlackRock Small Cap Core Equity Portfolio	5.5
BlackRock High Yield Bond Portfolio	4.0
BlackRock International Bond Portfolio	4.0
BlackRock All-Cap Global Resources Portfolio	2.8
BlackRock EuroFund	2.7
BlackRock Latin American Fund, Inc.	2.7
BlackRock Pacific Fund, Inc.	2.7

Total	100.0%

EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the commencement of operations and held for the period April 20, 2007 to April 30, 2007.

The information under “Actual Expenses,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period,” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable and nor do they reflect any expenses of the underlying investee portfolios but do include expenses allocated from certain Underlying Funds. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Expenses			Hypothetical Expenses (5% return before expenses)
	Institutional Class	Investor A Class	R Class	Institutional Class	Investor A Class	R Class
Beginning Account Value (4/20/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (4/30/07)	999.00	999.00	999.00	1,024.98	1,024.83	1,024.75
Expenses Incurred During Period (4/20/07 - 4/30/07)	0.02	0.12	0.18	0.02	0.12	0.18
Annualized Expense Ratio	0.08%	0.55%	0.81%	0.08%	0.55%	0.81%

Expenses for each class of the Portfolio are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 11/365 (to reflect the period the Portfolio was open during the period).

PREPARED PORTFOLIO 2015

FUND PROFILE

Portfolio Allocation (% of net assets)
U.S. Stock Funds	37.5%
U.S. Bond Funds	33.6
International Stock Funds	24.9
International Bond Funds	4.0

Total	100.0%

Portfolio Holdings (% of net assets)
BlackRock Total Return Portfolio	29.6%
BlackRock Global Dynamic Equity Fund	12.5
Master Large Cap Core Portfolio	12.5
Master Basic Value Trust	9.4
BlackRock Capital Appreciation Portfolio	9.4
BlackRock Small Cap Core Equity Portfolio	6.2
BlackRock High Yield Bond Portfolio	4.0
BlackRock International Bond Portfolio	4.0
BlackRock All-Cap Global Resources Portfolio	3.1
BlackRock EuroFund	3.1
BlackRock Latin American Fund, Inc.	3.1
BlackRock Pacific Fund, Inc.	3.1

Total	100.0%

EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the commencement of operations and held for the period April 20, 2007 to April 30, 2007.

The information under “Actual Expenses,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period,” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable and nor do they reflect any expenses of the underlying investee portfolios but do include expenses allocated from certain Underlying Funds. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Expenses			Hypothetical Expenses (5% return before expenses)
	Institutional Class	Investor A Class	R Class	Institutional Class	Investor A Class	R Class
Beginning Account Value (4/20/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (4/30/07)	999.00	999.00	999.00	1,024.97	1,024.83	1,024.75
Expenses Incurred During Period (4/20/07 - 4/30/07)	0.03	0.17	0.25	0.03	0.17	0.25
Annualized Expense Ratio	0.09%	0.55%	0.83%	0.09%	0.55%	0.83%

Expenses for each class of the Portfolio are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 11/365 (to reflect the period the Portfolio was open during the period).

PREPARED PORTFOLIO 2020

FUND PROFILE

Portfolio Allocation (% of net assets)
U.S. Stock Funds	42.1%
International Stock Funds	27.9
U.S. Bond Funds	27.0
International Bond Funds	3.0

Total	100.0%

Portfolio Holdings (% of net assets)
BlackRock Total Return Portfolio	24.0%
BlackRock Global Dynamic Equity Fund	14.0
Master Large Cap Core Portfolio	14.0
BlackRock Capital Appreciation Portfolio	10.6
Master Basic Value Trust	10.5
BlackRock Small Cap Core Equity Portfolio	7.0
BlackRock All-Cap Global Resources Portfolio	3.5
BlackRock EuroFund	3.5
BlackRock Latin American Fund, Inc.	3.5
BlackRock Pacific Fund, Inc.	3.4
BlackRock High Yield Bond Portfolio	3.0
BlackRock International Bond Portfolio	3.0

Total	100.0%

EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the commencement of operations and held for the period April 20, 2007 to April 30, 2007.

The information under “Actual Expenses,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period,” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable and nor do they reflect any expenses of the underlying investee portfolios but do include expenses allocated from certain Underlying Funds. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Expenses			Hypothetical Expenses (5% return before expenses)
	Institutional Class	Investor A Class	R Class	Institutional Class	Investor A Class	R Class
Beginning Account Value (4/20/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (4/30/07)	999.00	998.00	998.00	1,024.97	1,024.83	1,024.74
Expenses Incurred During Period (4/20/07 - 4/30/07)	0.03	0.17	0.25	0.03	0.17	0.26
Annualized Expense Ratio	0.10%	0.56%	0.84%	0.10%	0.56%	0.84%

Expenses for each class of the Portfolio are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 11/365 (to reflect the period the Portfolio was open during the period).

PREPARED PORTFOLIO 2025

FUND PROFILE

Portfolio Allocation (% of net assets)
U.S. Stock Funds	46.5%
International Stock Funds	30.9
U.S. Bond Funds	19.6
International Bond Funds	3.0

Total	100.0%

Portfolio Holdings (% of net assets)
BlackRock Total Return Portfolio	16.6%
BlackRock Global Dynamic Equity Fund	15.5
Master Large Cap Core Portfolio	15.5
BlackRock Capital Appreciation Portfolio	11.7
Master Basic Value Trust	11.6
BlackRock Small Cap Core Equity Portfolio	7.7
BlackRock All-Cap Global Resources Portfolio	3.9
BlackRock EuroFund	3.9
BlackRock Latin American Fund, Inc.	3.8
BlackRock Pacific Fund, Inc.	3.8
BlackRock High Yield Bond Portfolio	3.0
BlackRock International Bond Portfolio	3.0

Total	100.0%

EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the commencement of operations and held for the period April 20, 2007 to April 30, 2007.

The information under “Actual Expenses,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period,” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable and nor do they reflect any expenses of the underlying investee portfolios but do include expenses allocated from certain Underlying Funds. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Expenses			Hypothetical Expenses (5% return before expenses)
	Institutional Class	Investor A Class	R Class	Institutional Class	Investor A Class	R Class
Beginning Account Value (4/20/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (4/30/07)	998.00	998.00	998.00	1,024.97	1,024.83	1,024.74
Expenses Incurred During Period (4/20/07 - 4/30/07)	0.03	0.17	0.26	0.03	0.17	0.26
Annualized Expense Ratio	0.11%	0.57%	0.85%	0.11%	0.57%	0.85%

Expenses for each class of the Portfolio are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 11/365 (to reflect the period the Portfolio was open during the period).

PREPARED PORTFOLIO 2030

FUND PROFILE

Portfolio Allocation (% of net assets)
U.S. Stock Funds	51.1%
International Stock Funds	33.9
U.S. Bond Funds	13.0
International Bond Funds	2.0

Total	100.0%

Portfolio Holdings (% of net assets)
BlackRock Global Dynamic Equity Fund	17.0%
Master Large Cap Core Portfolio	17.0
Master Basic Value Trust	12.8
BlackRock Capital Appreciation Portfolio	12.8
BlackRock Total Return Portfolio	11.0
BlackRock Small Cap Core Equity Portfolio	8.5
BlackRock All-Cap Global Resources Portfolio	4.3
BlackRock EuroFund	4.2
BlackRock Latin American Fund, Inc.	4.2
BlackRock Pacific Fund, Inc.	4.2
BlackRock High Yield Bond Portfolio	2.0
BlackRock International Bond Portfolio	2.0

Total	100.0%

EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the commencement of operations and held for the period April 20, 2007 to April 30, 2007.

The information under “Actual Expenses,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period,” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable and nor do they reflect any expenses of the underlying investee portfolios but do include expenses allocated from certain Underlying Funds. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Expenses			Institutional Class	Investor A Class	R Class
	Institutional Class	Investor A Class	R Class
Beginning Account Value (4/20/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (4/30/07)	998.00	998.00	998.00	1,024.96	1,024.82	1,024.74
Expenses Incurred During Period (4/20/07 - 4/30/07)	0.04	0.18	0.26	0.04	0.18	0.26
Annualized Expense Ratio	0.12%	0.59%	0.85%	0.12%	0.59%	0.85%

Expenses for each class of the Portfolio are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 11/365 (to reflect the period the Portfolio was open during the period).

PREPARED PORTFOLIO 2035

FUND PROFILE

Portfolio Allocation (% of net assets)
U.S. Stock Funds	55.6%
International Stock Funds	36.9
U.S. Bond Funds	5.5
International Bond Funds	2.0

Total	100.0%

Portfolio Holdings (% of net assets)
BlackRock Global Dynamic Equity Fund	18.5%
Master Large Cap Core Portfolio	18.5
BlackRock Capital Appreciation Portfolio	14.0
Master Basic Value Trust	13.9
BlackRock Small Cap Core Equity Portfolio	9.2
BlackRock All-Cap Global Resources Portfolio	4.6
BlackRock EuroFund	4.6
BlackRock Latin American Fund, Inc.	4.6
BlackRock Pacific Fund, Inc.	4.6
BlackRock Total Return Portfolio	3.5
BlackRock High Yield Bond Portfolio	2.0
BlackRock International Bond Portfolio	2.0

Total	100.0%

EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the commencement of operations and held for the period April 20, 2007 to April 30, 2007.

The information under “Actual Expenses,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period,” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable and nor do they reflect any expenses of the underlying investee portfolios but do include expenses allocated from certain Underlying Funds. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Expenses			Hypothetical Expenses (5% return before expenses)
	Institutional Class	Investor A Class	R Class	Institutional Class	Investor A Class	R Class
Beginning Account Value (4/20/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (4/30/07)	998.00	998.00	998.00	1,024.96	1,024.82	1,024.74
Expenses Incurred During Period (4/20/07 - 4/30/07)	0.04	0.18	0.26	0.04	0.18	0.26
Annualized Expense Ratio	0.13%	0.60%	0.86%	0.13%	0.60%	0.86%

Expenses for each class of the Portfolio are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 11/365 (to reflect the period the Portfolio was open during the period).

PREPARED PORTFOLIO 2040

FUND PROFILE

Portfolio Allocation (% of net assets)
U.S. Stock Funds	60.1%
International Stock Funds	39.9

Total	100.0%

Portfolio Holdings (% of net assets)
BlackRock Global Dynamic Equity Fund	20.0%
Master Large Cap Core Portfolio	20.0
BlackRock Capital Appreciation Portfolio	15.1
Master Basic Value Trust	15.0
BlackRock Small Cap Core Equity Portfolio	10.0
BlackRock All-Cap Global Resources Portfolio	5.0
BlackRock EuroFund	5.0
BlackRock Latin American Fund, Inc.	5.0
BlackRock Pacific Fund, Inc.	4.9

Total	100.0%

EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the commencement of operations and held for the period April 20, 2007 to April 30, 2007.

The information under “Actual Expenses,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period,” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable and nor do they reflect any expenses of the underlying investee portfolios but do include expenses allocated from certain Underlying Funds. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Expenses			Hypothetical Expenses (5% return before expenses)
	Institutional Class	Investor A Class	R Class	Institutional Class	Investor A Class	R Class
Beginning Account Value (4/20/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (4/30/07)	998.00	997.00	997.00	1,024.96	1,024.81	1,024.73
Expenses Incurred During Period (4/20/07 - 4/30/07)	0.04	0.18	0.26	0.04	0.19	0.27
Annualized Expense Ratio	0.14%	0.61%	0.87%	0.14%	0.61%	0.87%

Expenses for each class of the Portfolio are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 11/365 (to reflect the period the Portfolio was open during the period).

PREPARED PORTFOLIO 2045

FUND PROFILE

Portfolio Allocation (% of net assets)
U.S. Stock Funds	60.1%
International Stock Funds	39.9

Total	100.0%

Portfolio Holdings (% of net assets)
BlackRock Global Dynamic Equity Fund	20.0%
Master Large Cap Core Portfolio	20.0
BlackRock Capital Appreciation Portfolio	15.1
Master Basic Value Trust	15.0
BlackRock Small Cap Core Equity Portfolio	10.0
BlackRock All-Cap Global Resources Portfolio	5.0
BlackRock EuroFund	5.0
BlackRock Latin American Fund, Inc.	5.0
BlackRock Pacific Fund, Inc.	4.9

Total	100.0%

EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the commencement of operations and held for the period April 20, 2007 to April 30, 2007.

The information under “Actual Expenses,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period,” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable and nor do they reflect any expenses of the underlying investee portfolios but do include expenses allocated from certain Underlying Funds. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Expenses			Hypothetical Expenses (5% return before expenses)
	Institutional Class	Investor A Class	R Class	Institutional Class	Investor A Class	R Class
Beginning Account Value (4/20/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (4/30/07)	998.00	997.00	997.00	1,024.96	1,024.81	1,024.73
Expenses Incurred During Period (4/20/07 - 4/30/07)	0.04	0.18	0.26	0.04	0.19	0.27
Annualized Expense Ratio	0.14%	0.61%	0.87%	0.14%	0.61%	0.87%

Expenses for each class of the Portfolio are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 11/365 (to reflect the period the Portfolio was open during the period).

PREPARED PORTFOLIO 2050

FUND PROFILE

Portfolio Allocation (% of net assets)
U.S. Stock Funds	60.1%
International Stock Funds	39.9

Total	100.0%

Portfolio Holdings (% of net assets)
BlackRock Global Dynamic Equity Fund	20.0%
Master Large Cap Core Portfolio	20.0
BlackRock Capital Appreciation Portfolio	15.1
Master Basic Value Trust	15.0
BlackRock Small Cap Core Equity Portfolio	10.0
BlackRock All-Cap Global Resources Portfolio	5.0
BlackRock EuroFund	5.0
BlackRock Latin American Fund, Inc.	5.0
BlackRock Pacific Fund, Inc.	4.9

Total	100.0%

EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the commencement of operations and held for the period April 20, 2007 to April 30, 2007.

The information under “Actual Expenses,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period,” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable and nor do they reflect any expenses of the underlying investee portfolios but do include expenses allocated from certain Underlying Funds. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Expenses			Hypothetical Expenses (5% return before expenses)
	Institutional Class	Investor A Class	R Class	Institutional Class	Investor A Class	R Class
Beginning Account Value (4/20/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (4/30/07)	998.00	997.00	997.00	1,024.96	1,024.81	1,024.73
Expenses Incurred During Period (4/20/07 - 4/30/07)	0.04	0.18	0.26	0.04	0.19	0.27
Annualized Expense Ratio	0.14%	0.61%	0.87%	0.14%	0.61%	0.87%

Expenses for each class of the Portfolio are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 11/365 (to reflect the period the Portfolio was open during the period).

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

PREPARED PORTFOLIO 2010

AS OF APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	NUMBER OF SHARES	VALUE
AFFILIATED INVESTMENT COMPANIES — 100.0%
Equity Funds — 54.9%
BlackRock All-Cap Global Resources Portfolio	101	$1,657
BlackRock Capital Appreciation Portfolio(b)	303	4,971
BlackRock EuroFund	70	1,651
BlackRock Global Dynamic Equity Fund	509	6,576
BlackRock Latin American Fund, Inc.	27	1,628
BlackRock Pacific Fund, Inc.	54	1,625
BlackRock Small Cap Core Equity Portfolio	156	3,280
Master Basic Value Trust	495	4,948
Master Large Cap Core Portfolio	660	6,583

		32,919

Fixed Income Funds — 45.1%
BlackRock High Yield Bond Portfolio	289	2,400
BlackRock International Bond Portfolio	214	2,404
BlackRock Total Return Portfolio	2,192	22,200

		27,004

TOTAL AFFILIATED INVESTMENT COMPANIES — 100.0% (Cost $60,204(a))		59,923

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		13

NET ASSETS — 100.0%		$59,936

(a)	Also cost for federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$33
Gross unrealized depreciation	(314)

$(281)

(b)	Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

PREPARED PORTFOLIO 2015

AS OF APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	NUMBER OF SHARES	VALUE
AFFILIATED INVESTMENT COMPANIES — 100.0%
Equity Funds — 62.4%
BlackRock All-Cap Global Resources Portfolio	115	$1,883
BlackRock Capital Appreciation Portfolio(b)	344	5,649
BlackRock EuroFund	80	1,876
BlackRock Global Dynamic Equity Fund	578	7,473
BlackRock Latin American Fund, Inc.	31	1,850
BlackRock Pacific Fund, Inc.	62	1,846
BlackRock Small Cap Core Equity Portfolio	177	3,727
Master Basic Value Trust	562	5,623
Master Large Cap Core Portfolio	750	7,481

		37,408

Fixed Income Funds — 37.6%
BlackRock High Yield Bond Portfolio	289	2,400
BlackRock International Bond Portfolio	214	2,404
BlackRock Total Return Portfolio	1,747	17,700

		22,504

TOTAL AFFILIATED INVESTMENT COMPANIES — 100.0% (Cost $60,231(a))		59,912

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		10

NET ASSETS — 100.0%		$59,922

(a)	Also cost for federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$37
Gross unrealized depreciation	(356)

$(319)

(b)	Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

PREPARED PORTFOLIO 2020

AS OF APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	NUMBER OF SHARES	VALUE
AFFILIATED INVESTMENT COMPANIES — 100.0%
Equity Funds — 69.9%
BlackRock All-Cap Global Resources Portfolio	129	$2,109
BlackRock Capital Appreciation Portfolio(b)	385	6,327
BlackRock EuroFund	89	2,101
BlackRock Global Dynamic Equity Fund	647	8,370
BlackRock Latin American Fund, Inc.	34	2,072
BlackRock Pacific Fund, Inc.	69	2,068
BlackRock Small Cap Core Equity Portfolio	198	4,174
Master Basic Value Trust	630	6,298
Master Large Cap Core Portfolio	840	8,378

		41,897

Fixed Income Funds — 30.1%
BlackRock High Yield Bond Portfolio	217	1,800
BlackRock International Bond Portfolio	161	1,803
BlackRock Total Return Portfolio	1,422	14,400

		18,003

TOTAL AFFILIATED INVESTMENT COMPANIES — 100.0% (Cost $60,258(a))		59,900

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		7

NET ASSETS — 100.0%		$59,907

(a)	Also cost for federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$40
Gross unrealized depreciation	(398)

$(358)

(b)	Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

PREPARED PORTFOLIO 2025

AS OF APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	NUMBER OF SHARES	VALUE
AFFILIATED INVESTMENT COMPANIES — 100.0%
Equity Funds — 77.5%
BlackRock All-Cap Global Resources Portfolio	142	$2,335
BlackRock Capital Appreciation Portfolio(b)	427	7,005
BlackRock EuroFund	99	2,326
BlackRock Global Dynamic Equity Fund	717	9,267
BlackRock Latin American Fund, Inc.	38	2,294
BlackRock Pacific Fund, Inc.	76	2,289
BlackRock Small Cap Core Equity Portfolio	219	4,621
Master Basic Value Trust	698	6,973
Master Large Cap Core Portfolio	930	9,276

		46,386

Fixed Income Funds — 22.5%
BlackRock High Yield Bond Portfolio	217	1,800
BlackRock International Bond Portfolio	161	1,803
BlackRock Total Return Portfolio	977	9,900

		13,503

TOTAL AFFILIATED INVESTMENT COMPANIES — 100.0% (Cost $60,286(a))		59,889

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		4

NET ASSETS — 100.0%		$59,893

(a)	Also cost for federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$44
Gross unrealized depreciation	(441)

$(397)

(b)	Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

PREPARED PORTFOLIO 2030

AS OF APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	NUMBER OF SHARES	VALUE
AFFILIATED INVESTMENT COMPANIES — 100.0%
Equity Funds — 85.0%

BlackRock All-Cap Global Resources Portfolio	156	$2,561
BlackRock Capital Appreciation Portfolio(b)	468	7,683
BlackRock EuroFund	108	2,551
BlackRock Global Dynamic Equity Fund	786	10,163
BlackRock Latin American Fund, Inc.	42	2,516
BlackRock Pacific Fund, Inc.	84	2,511
BlackRock Small Cap Core Equity Portfolio	241	5,069
Master Basic Value Trust	765	7,648
Master Large Cap Core Portfolio	1,020	10,173

		50,875

Fixed Income Funds — 15.0%

BlackRock High Yield Bond Portfolio	144	1,200
BlackRock International Bond Portfolio	107	1,202
BlackRock Total Return Portfolio	652	6,600

		9,002

TOTAL AFFILIATED INVESTMENT COMPANIES — 100.0% (Cost $60,313(a))		59,877

NET ASSETS — 100.0%		$59,877

(a)	Also cost for federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$47
Gross unrealized depreciation	(483)

$(436)

(b)	Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

PREPARED PORTFOLIO 2035

AS OF APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	NUMBER OF SHARES	VALUE
AFFILIATED INVESTMENT COMPANIES — 100.0%
Equity Funds — 92.5%

BlackRock All-Cap Global Resources Portfolio	170	$2,787
BlackRock Capital Appreciation Portfolio(b)	509	8,361
BlackRock EuroFund	118	2,776
BlackRock Global Dynamic Equity Fund	855	11,060
BlackRock Latin American Fund, Inc.	45	2,738
BlackRock Pacific Fund, Inc.	91	2,732
BlackRock Small Cap Core Equity Portfolio	262	5,516
Master Basic Value Trust	832	8,323
Master Large Cap Core Portfolio	1,110	11,071

		55,364

Fixed Income Funds — 7.5%

BlackRock High Yield Bond Portfolio	144	1,200
BlackRock International Bond Portfolio	107	1,202
BlackRock Total Return Portfolio	207	2,100

		4,502

TOTAL AFFILIATED INVESTMENT COMPANIES — 100.0% (Cost $60,341(a))		59,866

LIABILITIES IN EXCESS OF OTHER ASSETS — 0.0%		(3)

NET ASSETS — 100.0%		$59,863

(a)	Also cost for federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$51
Gross unrealized depreciation	(526)

$(475)

(b)	Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

PREPARED PORTFOLIO 2040

AS OF APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	NUMBER OF SHARES	VALUE
AFFILIATED INVESTMENT COMPANIES — 100.0%
Equity Funds — 100.0%

BlackRock All-Cap Global Resources Portfolio	184	$3,013
BlackRock Capital Appreciation Portfolio(b)	550	9,039
BlackRock EuroFund	127	3,001
BlackRock Global Dynamic Equity Fund	925	11,957
BlackRock Latin American Fund, Inc.	49	2,960
BlackRock Pacific Fund, Inc.	99	2,954
BlackRock Small Cap Core Equity Portfolio	283	5,963
Master Basic Value Trust	900	8,997
Master Large Cap Core Portfolio	1,200	11,969

		59,853

TOTAL AFFILIATED INVESTMENT COMPANIES — 100.0% (Cost $60,369(a))		59,853

LIABILITIES IN EXCESS OF OTHER ASSETS — 0.0%		(6)

NET ASSETS — 100.0%		$59,847

(a)	Also cost for federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$53
Gross unrealized depreciation	(569)

$(516)

(b)	Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

PREPARED PORTFOLIO 2045

AS OF APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	NUMBER OF SHARES	VALUE
AFFILIATED INVESTMENT COMPANIES — 100.0%
Equity Funds — 100.0%

BlackRock All-Cap Global Resources Portfolio	184	$3,013
BlackRock Capital Appreciation Portfolio(b)	550	9,039
BlackRock EuroFund	127	3,001
BlackRock Global Dynamic Equity Fund	925	11,957
BlackRock Latin American Fund, Inc.	49	2,960
BlackRock Pacific Fund, Inc.	99	2,954
BlackRock Small Cap Core Equity Portfolio	283	5,963
Master Basic Value Trust	900	8,997
Master Large Cap Core Portfolio	1,200	11,969

		59,853

TOTAL AFFILIATED INVESTMENT COMPANIES — 100.0% (Cost $60,369(a))		59,853

LIABILITIES IN EXCESS OF OTHER ASSETS — 0.0%		(6)

NET ASSETS — 100.0%		$59,847

(a)	Also cost for federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$53
Gross unrealized depreciation	(569)

$(516)

(b)	Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

PREPARED PORTFOLIO 2050

AS OF APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	NUMBER OF SHARES	VALUE
AFFILIATED INVESTMENT COMPANIES — 100.0%
Equity Funds — 100.0%

BlackRock All-Cap Global Resources Portfolio	184	$3,013
BlackRock Capital Appreciation Portfolio(b)	550	9,039
BlackRock EuroFund	127	3,001
BlackRock Global Dynamic Equity Fund	925	11,957
BlackRock Latin American Fund, Inc.	49	2,960
BlackRock Pacific Fund, Inc.	99	2,954
BlackRock Small Cap Core Equity Portfolio	283	5,963
Master Basic Value Trust	900	8,997
Master Large Cap Core Portfolio	1,200	11,969

		59,853

TOTAL AFFILIATED INVESTMENT COMPANIES — 100.0% (Cost $60,369(a))		59,853

LIABILITIES IN EXCESS OF OTHER ASSETS — 0.0%		(6)

NET ASSETS — 100.0%		$59,847

(a)	Also cost for federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$53
Gross unrealized depreciation	(569)

$(516)

(b)	Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2007 (UNAUDITED)	PREPARED PORTFOLIO 2010	PREPARED PORTFOLIO 2015	PREPARED PORTFOLIO 2020	PREPARED PORTFOLIO 2025	PREPARED PORTFOLIO 2030	PREPARED PORTFOLIO 2035	PREPARED PORTFOLIO 2040	PREPARED PORTFOLIO 2045	PREPARED PORTFOLIO 2050
ASSETS
Investments at value — affiliated[1]	$59,923	$59,912	$59,900	$59,889	$59,877	$59,866	$59,853	$59,853	$59,853
Dividends receivable — affiliated	18	15	12	9	6	3	—	—	—
Receivable from advisor	4,056	6,312	6,312	6,312	4,056	4,056	2,928	2,928	2,928

TOTAL ASSETS	63,997	66,239	66,224	66,210	63,939	63,925	62,781	62,781	62,781

LIABILITIES
Transfer agent fees payable	3	3	3	3	3	3	3	3	3
Custodian fees payable	263	263	263	263	263	263	263	263	263
Distribution fees payable	1	1	1	1	1	1	1	1	1
Audit fees payable	1,544	1,544	1,544	1,544	1,544	1,544	1,544	1,544	1,544
Legal fees payable	1,008	2,016	2,016	2,016	1,008	1,008	504	504	504
Printing fees payable	1,104	2,208	2,208	2,208	1,104	1,104	552	552	552
Other accrued expenses payable	138	282	282	282	139	139	67	67	67

TOTAL LIABILITIES	4,061	6,317	6,317	6,317	4,062	4,062	2,934	2,934	2,934

NET ASSETS	$59,936	$59,922	$59,907	$59,893	$59,877	$59,863	$59,847	$59,847	$59,847

[1] Cost of investments — affiliated	$60,204	$60,231	$60,258	$60,286	$60,313	$60,341	$60,369	$60,369	$60,369

AT APRIL 30, 2007, NET ASSETS CONSISTED OF:
Capital paid in	$60,000	$60,000	$60,000	$60,000	$60,000	$60,000	$60,000	$60,000	$60,000
Undistributed net investment income	107	116	126	135	145	154	164	164	164
Accumulated net realized gain	110	125	139	155	168	184	199	199	199
Net unrealized depreciation	(281)	(319)	(358)	(397)	(436)	(475)	(516)	(516)	(516)

	$59,936	$59,922	$59,907	$59,893	$59,877	$59,863	$59,847	$59,847	$59,847

BLACKROCK FUNDS

	PREPARED PORTFOLIO 2010	PREPARED PORTFOLIO 2015	PREPARED PORTFOLIO 2020	PREPARED PORTFOLIO 2025	PREPARED PORTFOLIO 2030	PREPARED PORTFOLIO 2035	PREPARED PORTFOLIO 2040	PREPARED PORTFOLIO 2045	PREPARED PORTFOLIO 2050
Institutional Shares:
Net Assets	$19,981	$19,976	$19,971	$19,966	$19,960	$19,956	$19,950	$19,950	$19,950
Shares outstanding, unlimited number of shares authorized, $0.001 par value	2,000	2,000	2,000	2,000	2,000	2,000	2,000	2,000	2,000
Net Asset Value, offering and redemption price per share	$9.99	$9.99	$9.99	$9.98	$9.98	$9.98	$9.98	$9.98	$9.98
Investor A Shares:
Net Assets	$19,978	$19,974	$19,969	$19,964	$19,959	$19,954	$19,949	$19,949	$19,949
Shares outstanding, unlimited number of shares authorized, $0.001 par value	2,000	2,000	2,000	2,000	2,000	2,000	2,000	2,000	2,000
Net Asset Value, offering and redemption price per share	$9.99	$9.99	$9.98	$9.98	$9.98	$9.98	$9.97	$9.97	$9.97
R Shares:
Net Assets	$19,977	$19,972	$19,967	$19,963	$19,958	$19,953	$19,948	$19,948	$19,948
Shares outstanding, unlimited number of shares authorized, $0.001 par value	2,000	2,000	2,000	2,000	2,000	2,000	2,000	2,000	2,000
Net Asset Value, offering and redemption price per share	$9.99	$9.99	$9.98	$9.98	$9.98	$9.98	$9.97	$9.97	$9.97

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK FUNDS

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED APRIL 30 , 2007 (UNAUDITED)	PREPARED PORTFOLIO 2010[1]	PREPARED PORTFOLIO 2015[1]	PREPARED PORTFOLIO 2020[1]	PREPARED PORTFOLIO 2025[1]
Investment income:
Dividends from Underlying Funds	$112	$121	$131	$141
Net investment income allocated from Master Portfolios:
Dividends	1	1	1	1
Expenses	(1)	(1)	(1)	(2)

Total investment income	112	121	131	140

Expenses:
Administration fees	1	1	1	1
Custodian fees	263	263	263	263
Transfer agent fees - Institutional	1	1	1	1
Transfer agent fees - Investor A	1	1	1	1
Transfer agent fees - R	1	1	1	1
Shareholder servicing fees - Investor A	1	1	1	1
Shareholder servicing fees - R	1	1	1	1
Distribution fees - R	1	1	1	1
Legal and audit fees	2,552	3,560	3,560	3,560
Printing fees	1,104	2,208	2,208	2,208
Registration fees and expenses	44,596	38,486	38,486	38,486
Other	96	200	200	200

Total expenses	48,618	44,724	44,724	44,724

Less administration fees waived	(1)	(1)	(1)	(1)
Less transfer agent fees reimbursed - Institutional	(1)	(1)	(1)	(1)
Less expenses reimbursed by advisor	(48,611)	(44,717)	(44,717)	(44,717)

Net expenses	5	5	5	5

Net investment income	107	116	126	135

Realized and unrealized gain (loss):
Net realized gain from:
Capital gains distributions received from Underlying Funds	34	39	43	48
Capital gains allocated from Master Portfolios	76	86	96	107

	110	125	139	155

Change in unrealized appreciation/depreciation:
On Underlying Funds	(187)	(212)	(238)	(265)
Allocated from Master Portfolios	(94)	(107)	(120)	(132)

	(281)	(319)	(358)	(397)

Net loss on investments	(171)	(194)	(219)	(242)

Net decrease in net assets resulting from operations	$(64)	$(78)	$(93)	$(107)

[1]	Commenced operations on April 20, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK FUNDS

FOR THE PERIOD ENDED APRIL 30 , 2007 (UNAUDITED)	PREPARED PORTFOLIO 2030[1]	PREPARED PORTFOLIO 2035[1]	PREPARED PORTFOLIO 2040[1]	PREPARED PORTFOLIO 2045[1]	PREPARED PORTFOLIO 2050[1]
Investment income:
Dividends from Underlying Funds	$151	$160	$170	$170	$170
Net investment income allocated from Master Portfolios:
Dividends	1	1	1	1	1
Expenses	(2)	(2)	(2)	(2)	(2)

Total investment income	150	159	169	169	169

Expenses:
Administration fees	1	1	1	1	1
Custodian fees	263	263	263	263	263
Transfer agent fees - Institutional	1	1	1	1	1
Transfer agent fees - Investor A	1	1	1	1	1
Transfer agent fees - R	1	1	1	1	1
Shareholder servicing fees - Investor A	1	1	1	1	1
Shareholder servicing fees - R	1	1	1	1	1
Distribution fees - R	1	1	1	1	1
Legal and audit fees	2,552	2,552	2,048	2,048	2,048
Printing fees	1,104	1,104	552	552	552
Registration fees and expenses	38,446	38,446	38,422	38,422	38,422
Other	96	96	48	48	48

Total expenses	42,468	42,468	41,340	41,340	41,340

Less administration fees waived	(1)	(1)	(1)	(1)	(1)
Less transfer agent fees reimbursed - Institutional	(1)	(1)	(1)	(1)	(1)
Less expenses reimbursed by advisor	(42,461)	(42,461)	(41,333)	(41,333)	(41,333)

Net expenses	5	5	5	5	5

Net investment income	145	154	164	164	164

Realized and unrealized gain (loss):
Net realized gain from:
Capital gains distributions received from Underlying Funds	51	57	61	61	61
Capital gains allocated from Master Portfolios	117	127	138	138	138

	168	184	199	199	199

Change in unrealized appreciation/depreciation:
On Underlying Funds	(292)	(318)	(346)	(346)	(346)
Allocated from Master Portfolios	(144)	(157)	(170)	(170)	(170)

	(436)	(475)	(516)	(516)	(516)

Net loss on investments	(268)	(291)	(317)	(317)	(317)

Net decrease in net assets resulting from operations	$(123)	$(137)	$(153)	$(153)	$(153)

BLACKROCK FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIOD ENDED APRIL 30 , 2007 (UNAUDITED)	PREPARED PORTFOLIO 2010[1]	PREPARED PORTFOLIO 2015[1]	PREPARED PORTFOLIO 2020[1]	PREPARED PORTFOLIO 2025[1]
Increase (decrease) in net assets:
Operations:
Net investment income	$107	$116	$126	$135
Net realized gain	110	125	139	155
Change in unrealized appreciation/depreciation	(281)	(319)	(358)	(397)

Net decrease in net assets resulting from operations	(64)	(78)	(93)	(107)

Net increase in net assets resulting from capital share transactions	60,000	60,000	60,000	60,000

Total increase in net assets	59,936	59,922	59,907	59,893
Net assets:
Beginning of period	—	—	—	—

End of period	$59,936	$59,922	$59,907	$59,893

End of period undistributed net investment income	$107	$116	$126	$135

[1]	Commenced operations on April 20, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK FUNDS

FOR THE PERIOD ENDED APRIL 30 , 2007 (UNAUDITED)	PREPARED PORTFOLIO 2030[1]	PREPARED PORTFOLIO 2035[1]	PREPARED PORTFOLIO 2040[1]	PREPARED PORTFOLIO 2045[1]	PREPARED PORTFOLIO 2050[1]
Increase (decrease) in net assets:
Operations:
Net investment income	$145	$154	$164	$164	$164
Net realized gain	168	184	199	199	199
Change in unrealized appreciation/depreciation	(436)	(475)	(516)	(516)	(516)

Net decrease in net assets resulting from operations	(123)	(137)	(153)	(153)	(153)

Net increase in net assets resulting from capital share transactions	60,000	60,000	60,000	60,000	60,000

Total increase in net assets	59,877	59,863	59,847	59,847	59,847
Net assets:
Beginning of period	—	—	—	—	—

End of period	$59,877	$59,863	$59,847	$59,847	$59,847

End of period undistributed net investment income	$145	$154	$164	$164	$164

BLACKROCK FUNDS

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	PREPARED PORTFOLIO 2010			PREPARED PORTFOLIO 2015
	INSTITUTIONAL CLASS	INVESTOR A CLASS	R CLASS	INSTITUTIONAL CLASS	INVESTOR A CLASS	R CLASS
	PERIOD ENDED 4/30/07[1] (UNAUDITED)	PERIOD ENDED 4/30/07[1] (UNAUDITED)	PERIOD ENDED 4/30/07[1] (UNAUDITED)	PERIOD ENDED 4/30/07[1] (UNAUDITED)	PERIOD ENDED 4/30/07[1] (UNAUDITED)	PERIOD ENDED 4/30/07[1] (UNAUDITED)
Net asset value, beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00

Net investment income[2]	0.01	0.01	0.01	0.01	0.01	0.01
Loss on investments (both realized and unrealized)	(0.02)	(0.02)	(0.02)	(0.02)	(0.02)	(0.02)

Net decrease from investment operations	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)

Net asset value, end of period	$9.99	$9.99	$9.99	$9.99	$9.99	$9.99

Total return[3]	(0.10)%	(0.10)%	(0.10)%	(0.10)%	(0.10)%	(0.10)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$20	$20	$20	$20	$20	$20
Ratio of net expenses to average net assets[4,5]	0.08%	0.55%	0.81%	0.09%	0.55%	0.83%
Ratio of total expenses to average net assets (excluding waivers)[4,5]	382.51%[6]	382.78%[6]	382.86%[6]	543.36%[7]	543.64%[7]	543.94%[7]
Ratio of net investment income to average net assets[4,5]	3.01%	2.54%	2.29%	3.02%	2.56%	2.28%
Ratio of net investment loss to average net assets (excluding waivers)[4,5]	(379.42)%[6]	(379.69)%[6]	(379.76)%[6]	(540.25)%[7]	(540.52)%[7]	(540.83)%[7]
Portfolio turnover rate	0%	0%	0%	0%	0%	0%

	PREPARED PORTFOLIO 2020
	INSTITUTIONAL CLASS	INVESTOR A CLASS	R CLASS
	PERIOD ENDED 4/30/07[1] (UNAUDITED)	PERIOD ENDED 4/30/07[1] (UNAUDITED)	PERIOD ENDED 4/30/07[1] (UNAUDITED)
Net asset value, beginning of period	$10.00	$10.00	$10.00

Net investment income[2]	0.01	0.01	0.01
Loss on investments (both realized and unrealized)	(0.02)	(0.03)	(0.03)

Net decrease from investment operations	(0.01)	(0.02)	(0.02)

Net asset value, end of period	$9.99	$9.98	$9.98

Total return[3]	(0.10)%	(0.20)%	(0.20)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$20	$20	$20
Ratio of net expenses to average net assets[4,5]	0.10%	0.56%	0.84%
Ratio of total expenses to average net assets (excluding waivers)[4,5]	543.23%[8]	543.50%[8]	543.81%[8]
Ratio of net investment income to average net assets[4,5]	3.01%	2.55%	2.27%
Ratio of net investment loss to average net assets (excluding waivers)[4,5]	(540.11)%[8]	(540.39)%[8]	(540.70)%[8]
Portfolio turnover rate	0%	0%	0%

[1]	Commenced operations on April 20, 2007.
[2]	Calculated using the average shares outstanding method.
[3]	Not annualized.
[4]	Annualized.
[5]	Includes the Portfolio’s share of the Master Portfolios’ allocated expenses and/or net investment loss.
[6]

Registration fees and expenses incurred by the Portfolio during the period ended April 30, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) and ratio of net investment income to average net assets (excluding waivers) would be 3,693.00%, 3,693.10% and 3,689.95% and (3,689.60)%, (3,690.01)% and (3,686.85)% for the Institutional Class, Investor A Class and R Class, respectively.

[7]

Registration fees and expenses incurred by the Portfolio during the period ended April 30, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) and ratio of net investment income to average net assets (excluding waivers) would be 3,394.88%, 3,395.27% and 3,395.65% and (3,391.76)%, (3,392.15)% and (3,392.53)% for the Institutional Class, Investor A Class and R Class, respectively.

[8]

Registration fees and expenses incurred by the Portfolio during the period ended April 30, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) and ratio of net investment income to average net assets (excluding waivers) would be 3,393.99%, 3,394.38% and 3,394.76% and (3,390.87)%, (3,391.27)% and (3,391.64)% for the Institutional Class, Investor A Class and R Class, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK FUNDS

	PREPARED PORTFOLIO 2025			PREPARED PORTFOLIO 2030
	INSTITUTIONAL CLASS	INVESTOR A CLASS	R CLASS	INSTITUTIONAL CLASS	INVESTOR A CLASS	R CLASS
	PERIOD ENDED 4/30/07[1] (UNAUDITED)	PERIOD ENDED 4/30/07[1] (UNAUDITED)	PERIOD ENDED 4/30/07[1] (UNAUDITED)	PERIOD ENDED 4/30/07[1] (UNAUDITED)	PERIOD ENDED 4/30/07[1] (UNAUDITED)	PERIOD ENDED 4/30/07[1] (UNAUDITED)
Net asset value, beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00

Net investment income[2]	0.01	0.01	0.01	0.01	0.01	0.01
Loss on investments (both realized and unrealized)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)

Net decrease from investment operations	(0.02)	(0.02)	(0.02)	(0.02)	(0.02)	(0.02)

Net asset value, end of period	$9.98	$9.98	$9.98	$9.98	$9.98	$9.98

Total return[3]	(0.20)%	(0.20)%	(0.20)%	(0.20)%	(0.20)%	(0.20)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$20	$20	$20	$20	$20	$20
Ratio of net expenses to average net assets[4,5]	0.11%	0.57%	0.85%	0.12%	0.59%	0.85%
Ratio of total expenses to average net assets (excluding waivers)[4,5]	543.08%[6]	543.36%[6]	543.66%[6]	371.85%[7]	372.12%[7]	372.38%[7]
Ratio of net investment income to average net assets[4,5]	3.02%	2.54%	2.28%	3.02%	2.54%	2.29%
Ratio of net investment loss to average net assets (excluding waivers)[4,5]	(539.95)%[6]	(540.23)%[6]	(540.54)%[6]	(368.71)%[7]	(368.98)%[7]	(369.24)%[7]
Portfolio turnover rate	0%	0%	0%	0%	0%	0%

	PREPARED PORTFOLIO 2035
	INSTITUTIONAL CLASS	INVESTOR A CLASS	R CLASS
	PERIOD ENDED 4/30/07[1] (UNAUDITED)	PERIOD ENDED 4/30/07[1] (UNAUDITED)	PERIOD ENDED 4/30/07[1] (UNAUDITED)
Net asset value, beginning of period	$10.00	$10.00	$10.00

Net investment income[2]	0.01	0.01	0.01
Loss on investments (both realized and unrealized)	(0.03)	(0.03)	(0.03)

Net decrease from investment operations	(0.02)	(0.02)	(0.02)

Net asset value, end of period	$9.98	$9.98	$9.98

Total return[3]	(0.20)%	(0.20)%	(0.20)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$20	$20	$20
Ratio of net expenses to average net assets[4,5]	0.13%	0.60%	0.86%
Ratio of total expenses to average net assets (excluding waivers)[4,5]	371.75%[8]	372.02%[8]	372.28%[8]
Ratio of net investment income to average net assets[4,5]	3.02%	2.54%	2.30%
Ratio of net investment loss to average net assets (excluding waivers)[4,5]	(368.60)%[8]	(368.87)%[8]	(369.13)%[8]
Portfolio turnover rate	0%	0%	0%

[1]	Commenced operations on April 20, 2007.
[2]	Calculated using the average shares outstanding method.
[3]	Not annualized.
[4]	Annualized.
[5]	Includes the Portfolio’s share of the Master Portfolios’ allocated expenses and/or net investment loss.
[6]

Registration fees and expenses incurred by the Portfolio during the period ended April 30, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) and ratio of net investment income to average net assets (excluding waivers) would be 3,393.03%, 3,393.42% and 3,393.80% and (3,389.90)%, (3,390.29)% and (3,390.67)% for the Institutional Class, Investor A Class and R Class, respectively.

[7]

Registration fees and expenses incurred by the Portfolio during the period ended April 30, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) and ratio of net investment income to average net assets (excluding waivers) would be 3,221.04%, 3,221.42% and 3,221.75% and (3,217.90)%, (3,218.29)% and (3,218.62)% for the Institutional Class, Investor A Class and R Class, respectively.

[8]

Registration fees and expenses incurred by the Portfolio during the period ended April 30, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) and ratio of net investment income to average net assets (excluding waivers) would be 3,220.13%, 3,220.51% and 3,220.84% and (3,216.98)%, (3,217.36)% and (3,217.68)% for the Institutional Class, Investor A Class and R Class, respectively.

BLACKROCK FUNDS

FINANCIAL HIGHLIGHTS (CONCLUDED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	PREPARED PORTFOLIO 2040			PREPARED PORTFOLIO 2045
	INSTITUTIONAL CLASS	INVESTOR A CLASS	R CLASS	INSTITUTIONAL CLASS	INVESTOR A CLASS	R CLASS
	PERIOD ENDED 4/30/07[1] (UNAUDITED)	PERIOD ENDED 4/30/07[1] (UNAUDITED)	PERIOD ENDED 4/30/07[1] (UNAUDITED)	PERIOD ENDED 4/30/07[1] (UNAUDITED)	PERIOD ENDED 4/30/07[1] (UNAUDITED)	PERIOD ENDED 4/30/07[1] (UNAUDITED)
Net asset value, beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00

Net investment income[2]	0.01	0.01	0.01	0.01	0.01	0.01
Loss on investments (both realized and unrealized)	(0.03)	(0.04)	(0.04)	(0.03)	(0.04)	(0.04)

Net decrease from investment operations	(0.02)	(0.03)	(0.03)	(0.02)	(0.03)	(0.03)

Net asset value, end of period	$9.98	$9.97	$9.97	$9.98	$9.97	$9.97

Total return[3]	(0.20)%	(0.30)%	(0.30)%	(0.20)%	(0.30)%	(0.30)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$20	$20	$20	$20	$20	$20
Ratio of net expenses to average net assets[4,5]	0.14%	0.61%	0.87%	0.14%	0.61%	0.87%
Ratio of total expenses to average net assets (excluding waivers)[4,5]	286.16%[6]	286.42%[6]	286.68%[6]	286.33%[7]	286.60%[7]	286.86%[7]
Ratio of net investment income to average net assets[4,5]	3.02%	2.54%	2.27%	3.01%	2.54%	2.28%
Ratio of net investment loss to average net assets (excluding waivers)[4,5]	(283.00)%[6]	(283.27)%[6]	(283.53)%[6]	(283.18)%[7]	(283.45)%[7]	(283.71)%[7]
Portfolio turnover rate	0%	0%	0%	0%	0%	0%

	PREPARED PORTFOLIO 2050
	INSTITUTIONAL CLASS	INVESTOR A CLASS	R CLASS
	PERIOD ENDED 4/30/07[1] (UNAUDITED)	PERIOD ENDED 4/30/07[1] (UNAUDITED)	PERIOD ENDED 4/30/07[1] (UNAUDITED)
Net asset value, beginning of period	$10.00	$10.00	$10.00

Net investment income[2]	0.01	0.01	0.01
Loss on investments (both realized and unrealized)	(0.03)	(0.04)	(0.04)

Net decrease from investment operations	(0.02)	(0.03)	(0.03)

Net asset value, end of period	$9.98	$9.97	$9.97

Total return[3]	(0.20)%	(0.30)%	(0.30)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$20	$20	$20
Ratio of net expenses to average net assets[4,5]	0.14%	0.61%	0.87%
Ratio of total expenses to average net assets (excluding waivers)[4,5]	286.33%[8]	286.60%[8]	286.86%[8]
Ratio of net investment income to average net assets[4,5]	3.01%	2.54%	2.28%
Ratio of net investment loss to average net assets (excluding waivers)[4,5]	(283.18)%[8]	(283.45)%[8]	(283.71)%[8]
Portfolio turnover rate	0%	0%	0%

[1]	Commenced operations on April 20, 2007.
[2]	Calculated using the average shares outstanding method.
[3]	Not annualized.
[4]	Annualized.
[5]	Includes the Portfolio’s share of the Master Portfolios’ allocated expenses and/or net investment loss.
[6]

Registration fees and expenses incurred by the Portfolio during the period ended April 30, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) and ratio of net investment income to average net assets (excluding waivers) would be 3,133.84%, 3,134.23% and 3,134.54% and (3,130.69)%, (3,131.07)% and (3,131.39)% for the Institutional Class, Investor A Class and R Class, respectively.

[7]

Registration fees and expenses incurred by the Portfolio during the period ended April 30, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) and ratio of net investment income to average net assets (excluding waivers) would be 3,135.74%, 3,136.12% and 3,136.45% and (3,132.59)%, (3,132.98)% and (3,133.30)% for the Institutional Class, Investor A Class and R Class, respectively.

[8]

Registration fees and expenses incurred by the Portfolio during the period ended April 30, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) and ratio of net investment income to average net assets (excluding waivers) would be 3,135.74%, 3,136.12% and 3,136.45% and (3,132.59)%, (3,132.98)% and (3,133.30)% for the Institutional Class, Investor A Class and R Class, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK FUNDS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(A) Organization

BlackRock FundsSM (the “Fund”) was organized on December 22, 1988, as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. On April 26, 2007, BlackRock Funds II (the “New Fund”) was organized as a Massachusetts business trust and is registered under the 1940 Act as an open-end management investment company. As part of a reorganization that occurred on June 8, 2007, 30 of the 58 portfolios of the Fund were merged into the New Fund, 9 of which are included in these financial statements (the “Portfolios”). Each Portfolio’s investment goals and strategies, risks, shareholder fees and expenses, management and shareholder services are identical to those that existed when the Portfolios were part of the Fund. Each Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001. Each Portfolio of the New Fund may offer as many as 13 classes of shares: BlackRock, Institutional, Service, Hilliard Lyons, Investor A, Investor A1, Investor B, Investor B1, Investor B2, Investor C, Investor C1, Investor C2 and R. As of April 30, 2007, only the Institutional, Investor A and R shares were outstanding for these Portfolios. Shares of all classes of a Portfolio represent equal pro-rata interests in such Portfolio, except that each class bears different expenses, which reflect the difference in the range of services provided to them, mostly due to differences in distribution and service fees. The Portfolios will invest a majority of their assets in other open-end management investment companies (mutual funds) that are managed by subsidiaries of BlackRock, Inc. (the “Underlying Funds”). The Portfolios may also invest in Master Portfolios that are managed by subsidiaries of BlackRock, Inc. (the “Master Portfolios”). By owning shares of Underlying Funds and interests in Master Portfolios, each of the Portfolios indirectly invests, to varying degrees, in equity securities of U.S. and non-U.S. companies, including small and medium sized companies, and in fixed-income securities. Equity funds may include funds that invest in domestic and non-U.S. equities, real estate-related securities and other similar securities, as well as commodities. Fixed income funds may include funds that invest in domestic and non-U.S. bonds, U.S. government securities, high yield (or junk) bonds, and cash or money market instruments. In addition, the Underlying Funds and Master Portfolios may invest in derivatives.

Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund considers the risk of loss from such claims to be remote.

(B) Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Investment Valuation — The market value of the Portfolio’s investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. The Portfolios record their proportionate investment in the Master Portfolios at Fair Value. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.

In September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Portfolios’ financial statements, if any, has not been determined.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities” (“FAS 159”), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Portfolios’ financial statements, if any, has not been determined.

BLACKROCK FUNDS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

Dividends and Distributions to Shareholders — Dividends from net investment income, which are recorded on the ex-dividend date, are declared and paid at least annually for the Portfolios. Net realized capital gains, if any, are distributed at least annually.

Investment Transactions and Investment Income — Investment transactions in Underlying Funds and Master Portfolios are accounted for on the trade date. The cost of investments sold and the related gain or loss thereon is determined by use of the specific identification method, generally high cost, for both financial reporting and federal income tax purposes. Dividends and capital gain distributions are recorded on the ex-dividend date. The Portfolios’ record their proportionate share of the Master Portfolios’ income, expenses and realized and unrealized gains and losses.

Repurchase Agreements — Money market instruments may be purchased from financial institutions, such as banks and non-bank dealers, subject to the seller’s agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments, provided the repurchase agreements themselves mature in 13 months or less. The seller is required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or held in a separate account by the Portfolio’s custodian or an authorized securities depository.

Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”) requires the use of management estimates. Actual results could differ from these estimates and such differences may be material.

Other — Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are pro-rated to the Portfolios on the basis of relative net assets. Class-specific expenses are borne by that class. Differences in net expense ratios between classes of a Portfolio are due to class-specific expenses and waivers. Income, other expenses and realized and unrealized gains and losses of a Portfolio are allocated to the respective class on the basis of the relative net assets each day.

(C) Agreements and Other Transactions with Affiliates and Related Parties

Pursuant to an Investment Advisory Agreement, BlackRock Advisors, LLC (“BlackRock”) serves as investment advisor for each of the Portfolios. Merrill Lynch & Co., Inc.(“Merrill Lynch”) and The PNC Financial Services Group, Inc. (“PNC”) are principal owners of BlackRock, Inc. BlackRock will not receive any advisory fees from the Portfolios for its investment advisory services. The Portfolios pay management fees and expenses to BlackRock indirectly, as a shareholder in the Underlying Funds.

PFPC Trust Company, (“PTC”), an indirect wholly-owned subsidiary of PNC, serves as custodian for each of the Portfolios. For these services, the custodian receives a monthly custodian fee of $1,000 per Portfolio, assuming each such Portfolio invests solely in other Portfolios of the Fund, plus other miscellaneous fees incurred on behalf of the Portfolio.

PFPC Inc. (“PFPC”), an indirect wholly-owned subsidiary of PNC, serves as transfer and dividend disbursing agent.

Shares of each class of each Portfolio of the Fund bear their pro-rata portion of all operating expenses paid by the Portfolio, except transfer agency fees, certain administrative fees and amounts payable under the Fund’s Amended and Restated Distribution and Service Plan (the “Plan”).

Each class of each Portfolio bears the costs of transfer agent fees associated with such respective classes. Transfer agency fees borne by each class of each Portfolio are comprised of those fees charged for all shareholder communications including shareholder reports, dividend and distribution notices, and proxy materials for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of each Portfolio, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

PFPC and BlackRock act as co-administrators for the Fund. For these services, the co-administrators receive a combined administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Portfolio. The combined administration fee is paid at the following annual rates: 0.075% of the first $500 million of net assets of each Portfolio, 0.065% of the next $500 million and 0.055% of assets in excess of $1 billion of each Portfolio. In addition, each of the share classes is charged an administration fee based on the following percentage of average daily net assets of each respective class: 0.025% of the first $500 million, 0.015% of the next $500 million and 0.005% of assets in excess of $1 billion. In addition, PFPC and BlackRock may, at their discretion, voluntarily waive all or any portion of their administration fees for any portfolio or share class.

BLACKROCK FUNDS

Pursuant to the Fund’s Plan of Distribution, (the “Plan”), the Fund may pay BlackRock Distributors, Inc. (“BDI”) and/or BlackRock or any other affiliate of PNC and Merrill Lynch, fees for distribution and sales support services. Currently, only R Shares bear the expense of distribution fees under the Plan. In addition, the Fund may pay brokers, dealers, financial institutions and industry professionals (including PNC, Merrill Lynch and their affiliates) (“service organizations”) fees for the provision of personal services to shareholders. Currently, only Investor A and R Shares bear the expense of service fees under the Plan.

The following table provides a list of the Portfolios included in this report along with a summary of their respective class-specific fee arrangements as provided under the Plan. Fees are expressed as a percentage of average daily net asset values of the respective classes.

Class Specific Distribution and Sales Support Service Fee Arrangement
Portfolio	Share Classes
	Institutional		Investor A		R
	Contractual Fees	Actual Fees (3)	Contractual Fees (1)	Actual Fees (3)	Contractual Fees (2)	Actual Fees (3)
Prepared Portfolio 2010	None	None	0.25%	0.25%	0.50%	0.50%
Prepared Portfolio 2015	None	None	0.25%	0.25%	0.50%	0.50%
Prepared Portfolio 2020	None	None	0.25%	0.25%	0.50%	0.50%
Prepared Portfolio 2025	None	None	0.25%	0.25%	0.50%	0.50%
Prepared Portfolio 2030	None	None	0.25%	0.25%	0.50%	0.50%
Prepared Portfolio 2035	None	None	0.25%	0.25%	0.50%	0.50%
Prepared Portfolio 2040	None	None	0.25%	0.25%	0.50%	0.50%
Prepared Portfolio 2045	None	None	0.25%	0.25%	0.50%	0.50%
Prepared Portfolio 2050	None	None	0.25%	0.25%	0.50%	0.50%

(1) — the maximum annual contractual fees are comprised of a 0.25% service fee.

(2) — the maximum annual contractual fees are comprised of a 0.25% distribution fee and a 0.25% service fee.

(3) — the actual fees are for the period ended April 30, 2007.

BlackRock and the Fund contractually agreed to waive or reimburse fees or expenses until February 1, 2008, in order to limit expenses. These expense limits apply to the aggregate expenses incurred on a share class (excluding: interest, taxes, brokerage commissions, expenses allocated from Master Portfolios, expenses incurred as a result of investments in other funds and other expenses attributable to, and incurred as a result of, a Portfolio’s investments and other extraordinary expenses). This agreement is reviewed annually by the Fund’s Board. The current expense limitation as a percentage of net assets are as follows:

	SHARE CLASSES
	INSTITUTIONAL	INVESTOR A	R
Prepared Portfolio 2010	0.00%	0.50%	0.74%
Prepared Portfolio 2015	0.00%	0.50%	0.74%
Prepared Portfolio 2020	0.00%	0.50%	0.74%
Prepared Portfolio 2025	0.00%	0.50%	0.74%
Prepared Portfolio 2030	0.00%	0.50%	0.74%
Prepared Portfolio 2035	0.00%	0.50%	0.74%
Prepared Portfolio 2040	0.00%	0.50%	0.74%
Prepared Portfolio 2045	0.00%	0.50%	0.74%
Prepared Portfolio 2050	0.00%	0.50%	0.74%

If within two years following a waiver or reimbursement the operating expenses of a share class that previously received a waiver or reimbursement from BlackRock and the Fund are less than the expense limit for that share class, the share class is required to repay BlackRock and the Fund up to the amount of fees waived or expenses reimbursed

BLACKROCK FUNDS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

under the agreement if: (1) the Portfolio of which the share class is a part has more than $50 million in assets, (2) BlackRock or an affiliate continues to be the Portfolio’s investment advisor or administrator and (3) the Board approved the payments to BlackRock at the previous quarterly meeting.

At April 30, 2007, the amounts subject to possible future reimbursement under the expense limitation agreement are as follows:

	EXPIRING JANUARY 31, 2010	TOTAL WAIVERS SUBJECT TO REIMBURSEMENT
Prepared Portfolio 2010	$4,057	$4,057
Prepared Portfolio 2015	6,313	6,313
Prepared Portfolio 2020	6,313	6,313
Prepared Portfolio 2025	6,313	6,313
Prepared Portfolio 2030	4,057	4,057
Prepared Portfolio 2035	4,057	4,057
Prepared Portfolio 2040	2,929	2,929
Prepared Portfolio 2045	2,929	2,929
Prepared Portfolio 2050	2,929	2,929

BlackRock reimbursed the Portfolios for the state registration fees in the amount of $351,804 and will not seek recoupment from the Portfolios for these fees.

The Portfolios may also receive earnings credits related to cash balances with PFPC which are shown on the Statements of Operations as “fees paid indirectly.” There were no fees paid indirectly for the period ended April 30, 2007.

(D) Purchases and Sales of Securities

For the period ended April 30, 2007, purchases and sales of securities, but excluding short-term investments and U.S. government securities, were as follows:

	PURCHASES	SALES
Prepared Portfolio 2010	$60,128	$—
Prepared Portfolio 2015	60,145	—
Prepared Portfolio 2020	60,162	—
Prepared Portfolio 2025	60,180	—
Prepared Portfolio 2030	60,197	—
Prepared Portfolio 2035	60,214	—
Prepared Portfolio 2040	60,232	—
Prepared Portfolio 2045	60,232	—
Prepared Portfolio 2050	60,232	—

There were no purchases or sales of U.S. government securities for the period ended April 30, 2007.

(E) Capital Shares

Transactions in capital shares for the period were as follows:

	PREPARED PORTFOLIO 2010
	FOR THE PERIOD ENDED 4/30/07[1]
	SHARES	VALUE
Shares sold:
Institutional Class	2,000	$20,000
Investor A Class	2,000	20,000
R Class	2,000	20,000

Net increase	6,000	$60,000

(1) — Commenced operations on April 20, 2007.

BLACKROCK FUNDS

	PREPARED PORTFOLIO 2015		PREPARED PORTFOLIO 2020
	FOR THE PERIOD ENDED 4/30/07[1]		FOR THE PERIOD ENDED 4/30/07[1]
	SHARES	VALUE	SHARES	VALUE
Shares sold:
Institutional Class	2,000	$20,000	2,000	$20,000
Investor A Class	2,000	20,000	2,000	20,000
R Class	2,000	20,000	2,000	20,000

Net increase	6,000	$60,000	6,000	$60,000

	PREPARED PORTFOLIO 2025		PREPARED PORTFOLIO 2030
	FOR THE PERIOD ENDED 4/30/07[1]		FOR THE PERIOD ENDED 4/30/07[1]
	SHARES	VALUE	SHARES	VALUE
Shares sold:
Institutional Class	2,000	$20,000	2,000	$20,000
Investor A Class	2,000	20,000	2,000	20,000
R Class	2,000	20,000	2,000	20,000

Net increase	6,000	$60,000	6,000	$60,000

	PREPARED PORTFOLIO 2035		PREPARED PORTFOLIO 2040
	FOR THE PERIOD ENDED 4/30/07[1]		FOR THE PERIOD ENDED 4/30/07[1]
	SHARES	VALUE	SHARES	VALUE
Shares sold:
Institutional Class	2,000	$20,000	2,000	$20,000
Investor A Class	2,000	20,000	2,000	20,000
R Class	2,000	20,000	2,000	20,000

Net increase	6,000	$60,000	6,000	$60,000

	PREPARED PORTFOLIO 2045		PREPARED PORTFOLIO 2050
	FOR THE PERIOD ENDED 4/30/07[1]		FOR THE PERIOD ENDED 4/30/07[1]
	SHARES	VALUE	SHARES	VALUE
Shares sold:
Institutional Class	2,000	$20,000	2,000	$20,000
Investor A Class	2,000	20,000	2,000	20,000
R Class	2,000	20,000	2,000	20,000

Net increase	6,000	$60,000	6,000	$60,000

(1) — Commenced operations on April 20, 2007.

On April 30, 2007, an affiliate of BlackRock held 100% of the outstanding shares of the Portfolios.

BLACKROCK FUNDS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)

(F) Short-Term Borrowings

The Portfolios, along with certain other funds managed by the Advisor and its affiliates, are a party to a $500,000,000 credit agreement dated as of November 22, 2006, with a group of lenders. The Portfolios may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Portfolios may borrow up to the maximum amount allowable under the Portfolios’ current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The credit agreement is for one year. The Portfolios pay a commitment fee of 0.06% per annum based on the Portfolios’ pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each Portfolio’s election, the federal funds rate plus 0.35% or a base rate as defined in the credit agreement. The Portfolios did not borrow under the credit agreement during the period ended April 30, 2007.

(G) Federal Tax Information

No provision is made for federal taxes as it is the Portfolios’ intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

Dividends from net investment income and distributions from net capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise.

In July 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes, an interpretation of FAS Statement No. 109.” FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Portfolios’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

BLACKROCK FUNDS

ADDITIONAL INFORMATION (UNAUDITED)

(A)	Board of Trustees’ Consideration of the Investment Advisory Agreement. The Investment Advisory Agreement for the Portfolios was approved by the Board of Trustees (the “Board” or the “Trustees”) of the Fund at an in-person meeting of the Board held on February 27, 2007, including a majority of the Trustees who are not parties to the Investment Advisory Agreement or “interested persons” of any such party (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”). In considering whether to approve the Investment Advisory Agreement, the Trustees met with the relevant investment advisory personnel from BlackRock Advisors, LLC (the “Adviser”) and considered all information they deemed reasonably necessary to evaluate the terms of the Investment Advisory Agreement. The Board received materials in advance of the meeting relating to its consideration of the Investment Advisory Agreement, including: (i) fees and expense ratios of each class of the Portfolios in comparison to the fees and expense ratios of a peer group of funds; (ii) the Adviser’s economic outlook for the Portfolios and their general investment outlook for the markets in which the Portfolios invest; (iii) information regarding fees paid to service providers that are affiliates of the Adviser; and (iv) information regarding compliance records and regulatory matters relating to the Adviser.

Fees and Expenses. In approving the Investment Advisory Agreement, the Trustees, including the Independent Trustees, considered the fees and expense ratios of each class of shares of the Portfolios. They compared the fees, both before (referred to as “Contractual”) and after (referred to as “Actual”) any fee waivers and expense reimbursements, and expense ratios of the Portfolios against fees and expense ratios of a peer group. Both the peer group category and the funds within the peer group with respect to the fee and expense ratio comparisons were selected by Lipper, Inc. (“Lipper”), which is not affiliated with the Adviser. The Trustees also were provided with information about the services rendered, and the fee rates offered, to other clients advised by the Adviser.

Following consideration of this information, the Trustees, including the Independent Trustees, noted that no fees were to be paid pursuant to the Investment Advisory Agreement and concluded this arrangement was fair and reasonable in light of the services provided.

Nature, Extent and Quality of Services. The Trustees, including the Independent Trustees, received information concerning the investment philosophy and investment process to be used by the Adviser in managing the Portfolios, as well as a description of the capabilities, personnel and services of the Adviser. In connection with this, the Trustees considered the Adviser’s in-house research capabilities as well as other resources available to its personnel. The Trustees considered the scope of the services provided by the Adviser to the Portfolios under the Investment Advisory Agreement relative to services typically provided by third parties to other funds. The Trustees noted that the standard of care applicable under the Investment Advisory Agreement was comparable to that found generally in investment company advisory agreements. The Trustees concluded that the scope of the Adviser’s services to be provided to the Portfolios was consistent with the Portfolios’ operational requirements, including, in addition to seeking to meet their investment objective, compliance with investment restrictions, tax and reporting requirements and related shareholder services.

The Trustees also considered the quality of the services provided by the Adviser to the Portfolios. The Trustees evaluated the procedures of the Adviser designed to fulfill its fiduciary duty to the Portfolios with respect to possible conflicts of interest, including its code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Adviser allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of the Adviser in these matters. The Trustees also noted information received at prior Board meetings concerning standards of the Adviser with respect to the execution of portfolio transactions.

BLACKROCK FUNDS

ADDITIONAL INFORMATION (UNAUDITED) (CONCLUDED)

The Trustees also considered information relating to the education, experience and number of investment professionals and other personnel who provide services under the Investment Advisory Agreement. The Trustees also took into account the time and attention to be devoted by senior management of the Adviser to the Portfolios. The Trustees also considered the business reputation of the Adviser and its financial resources and concluded that the Adviser would be able to meet any reasonably foreseeable obligation under the Investment Advisory Agreement.

Performance. The Board of Trustees, including the Independent Trustees, received and considered information about the Adviser’s investment performance for the underlying funds in which the Portfolios invest.

Economies of Scale. The Board of Trustees, including the Independent Trustees, considered whether there would be economies of scale in respect of the management of the Portfolios with other portfolios of the Fund. The Board also considered the fee waivers and expense reimbursement arrangements by the Adviser with respect to the Portfolios.

Other Benefits to the Adviser. The Board of Trustees, including the Independent Trustees, also took into account other potential benefits to the Adviser, such as the ability to leverage investment professionals that also manage other portfolios, raising the profile of BlackRock in the broker-dealer community, and the engagement of affiliates of the Adviser as service providers to the Portfolios, including for administrative, transfer agency, distribution and custodial services. The Board also noted that the Adviser may benefit from the use of soft dollars for research, which may be used by the Adviser to manage other accounts.

The Board concluded that other ancillary benefits that the Adviser and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolios, such as those noted above, were consistent with those available to other mutual fund sponsors.

No single factor was considered in isolation or to be determinative in the Board’s decision to approve the Investment Advisory Agreement. Rather, the Board concluded, after evaluating all factors considered, that it was in the best interests of the Portfolios to approve the Investment Advisory Agreement.

BLACKROCK FUNDS

Investment Advisor	Distributor
BlackRock Advisors, LLC	BlackRock Distributors, Inc.
Wilmington, Delaware 19809	King of Prussia, Pennsylvania 19406

Custodian	Counsel
PFPC Trust Company	Simpson Thacher & Bartlett LLP
Philadelphia, Pennsylvania 19153	New York, New York 10017

Co-Administrator and Transfer Agent	Independent Registered Public Accounting Firm
PFPC Inc.	Deloitte & Touche LLP
Wilmington, Delaware 19809	Philadelphia, Pennsylvania 19103

Co-Administrator
BlackRock Advisors, LLC
Wilmington, Delaware 19809

Important Notice Regarding Delivery of Shareholder Documents

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

The Fund has delegated proxy voting responsibilities to BlackRock and its affiliates, subject to the general oversight of the Fund’s Board of Trustees. A description of the policies and procedures that BlackRock and its affiliates use to determine how to vote proxies relating to portfolio securities is available without charge, upon request on our website at www.blackrock.com, by calling (800) 441-7762, or on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov.

Availability of Proxy Voting Record

Information on how proxies relating to the Fund’s voting securities were voted (if any) by BlackRock during the most recent 12-month period ended June 30th is available (if any), upon request and without charge on our website at www.blackrock.com, by calling (800) 441-7762 or on the website of the Commission at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Commission on Form N-Q. The Fund’s Form N-Q is available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s Form N-Q may also be obtained upon request, without charge, by calling (800) 441-7762.

BLACKROCK FUNDS

AVAILABILITY OF SHAREHOLDER DOCUMENTS AND STATEMENTS

Electronic copies of most financial reports and prospectuses are available on the Fund’s website. Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock

1) Access the BlackRock website at http://www.blackrock.com/edelivery

2) Select “eDelivery” under the “More Information” section

3) Log into your account

SHAREHOLDER PRIVILEGES

Account Information

Call us at (800) 441-7762 8:00 AM – 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the web at www.blackrock.com.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock portfolios.

Systematic Withdrawal Plan

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock portfolios, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple and SEP IRA’s, and 403(b) plans.

BLACKROCK FUNDS

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio

BlackRock Aurora Portfolio

BlackRock Asset Allocation Portfolio†

BlackRock Balanced Capital Fund†

BlackRock Basic Value Fund

BlackRock Capital Appreciation Portfolio

BlackRock Developing Capital Markets Fund

BlackRock Equity Dividend Fund

BlackRock EuroFund

BlackRock Focus Twenty Fund

BlackRock Focus Value Fund

BlackRock Fundamental Growth Fund

BlackRock Global Allocation Fund†

BlackRock Global Dynamic Equity Fund

BlackRock Global Financial Services Fund

BlackRock Global Growth Fund

BlackRock Global Opportunities Portfolio

BlackRock Global Resources Portfolio*

BlackRock Global Science & Technology Opportunities Portfolio

BlackRock Global SmallCap Fund

BlackRock Global Technology Fund

BlackRock Healthcare Fund

BlackRock Health Sciences Opportunities Portfolio

BlackRock Index Equity Portfolio*

BlackRock International Fund

BlackRock International Index Fund

BlackRock International Opportunities Portfolio*

BlackRock International Value Fund

BlackRock Investment Trust

BlackRock Large Cap Core Fund

BlackRock Large Cap Growth Fund

BlackRock Large Cap Value Fund

BlackRock Latin America Fund

BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Mid-Cap Value Equity Portfolio

BlackRock Mid Cap Value Opportunities Fund

BlackRock Natural Resources Trust

BlackRock Pacific Fund

BlackRock Small Cap Core Equity Portfolio

BlackRock Small Cap Growth Equity Portfolio

BlackRock Small Cap Growth Fund II

BlackRock Small Cap Index Fund

BlackRock Small Cap Value Equity Portfolio*

BlackRock Small/Mid-Cap Growth Portfolio

BlackRock S&P 500 Index Fund

BlackRock U.S. Opportunities Portfolio

BlackRock Utilities and Telecommunications Fund

BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Bond Fund BlackRock Commodity Strategies Fund BlackRock Enhanced Income Portfolio BlackRock GNMA Portfolio BlackRock Government Income Portfolio BlackRock High Income Fund

BlackRock High Yield Bond Portfolio

BlackRock Inflation Protected Bond Portfolio

BlackRock Intermediate Bond Portfolio II

BlackRock Intermediate Government Bond Portfolio

BlackRock International Bond Portfolio

BlackRock Low Duration Bond Portfolio BlackRock Managed Income Portfolio BlackRock Short-Term Bond Fund BlackRock Total Return Portfolio BlackRock Total Return Portfolio II BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio

BlackRock California Insured Municipal Bond Fund

BlackRock Delaware Municipal Bond Portfolio

BlackRock Florida Municipal Bond Fund

BlackRock High Yield Municipal Fund

	BlackRock Intermediate Municipal Fund BlackRock Kentucky Municipal Bond Portfolio BlackRock Municipal Insured Fund BlackRock National Municipal Fund BlackRock New Jersey Municipal Bond Fund	BlackRock New York Municipal Bond Fund BlackRock Ohio Municipal Bond Portfolio BlackRock Pennsylvania Municipal Bond Fund BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios	Prepared Portfolio 2030
Conservative Prepared Portfolio	Prepared Portfolio 2010	Prepared Portfolio 2035
Moderate Prepared Portfolio	Prepared Portfolio 2015	Prepared Portfolio 2040
Growth Prepared Portfolio	Prepared Portfolio 2020	Prepared Portfolio 2045
Aggressive Growth Prepared Portfolio	Prepared Portfolio 2025	Prepared Portfolio 2050

*	See the prospectus for information on specific limitations on investments in the fund.
†	Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling 800-882-0052 or from your financial advisor. The prospectus should be read carefully before investing.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by PNC Bank, National Association or any other bank and shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. Investments in shares of the fund involve investment risks, including the possible loss of the principal amount invested.

LIFECYCLE-4/07-SAR

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The Registrant’s Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant’s Governance and Nominating Committee will consider nominees to the Board of Trustees recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the Registrant’s Secretary. There have been no material changes to these procedures since the Registrant last provided disclosure pursuant to this item.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported within the required time periods and that information required to be disclosed by the Registrant in this Form N-CSR was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Separate certifications of Principal Executive and Financial Officers pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 filed as EX-99.CERT.

(b)	Certification of Principal Executive and Financial Officers pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 furnished as EX-99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock Funds II

By (Signature and Title)*	/s/ Donald C. Burke
Donald C. Burke, President and Principal Executive Officer

Date	July 3, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Burke
Donald C. Burke, President and Principal Executive Officer

Date	July 3, 2007

By (Signature and Title)*	/s/ Neal J. Andrews
Neal J. Andrews, Treasurer and Principal Financial Officer

Date	July 3, 2007

*	Print the name and title of each signing officer under his or her signature.